Income Taxes (Open Tax Years) (Details)	12 Months Ended
	Dec. 31, 2010 Germany [Member]	Dec. 31, 2009 Germany [Member]	Dec. 31, 2009 Italy [Member]	Dec. 31, 2011 Belgium [Member]
Income Tax Contingency [Line Items]
Examination years	2004 through 2007	1999 – 2003	2004 - 2007	2008 and 2009